SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers MSCI EAFE 50% Hedged Equity ETF (EAFH)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
August 31, 2026
PRO_SAISTKR26-38